Condensed Schedule Of Investments (Futures And Forward Currency Contracts) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	1.30%	1.08%	1.59%
Net Unrealized Appreciation/(Depreciation)	$ 4,883,336	$ 5,130,564	$ 11,977,105
Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	1.51%	0.94%	1.01%
Net Unrealized Appreciation/(Depreciation)	5,684,590	4,479,842	7,608,540
Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.21%)	0.14%	0.58%
Net Unrealized Appreciation/(Depreciation)	(801,254)	650,722	4,368,565
Long Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.19%	1.60%	0.98%
Net Unrealized Appreciation/(Depreciation)	695,329	7,621,101	7,348,602
Long Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.15%)	0.54%	(0.04%)
Net Unrealized Appreciation/(Depreciation)	(563,181)	2,577,288	(317,941)
Long Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.10%)	(0.09%)	0.10%
Net Unrealized Appreciation/(Depreciation)	(365,774)	(404,470)	740,413
Long Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.06%)	0.44%	1.12%
Net Unrealized Appreciation/(Depreciation)	(223,202)	2,094,220	8,451,369
Long Contracts [Member] | 2 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital		0.06%	0.05%
Net Unrealized Appreciation/(Depreciation)		292,341	416,798
Long Contracts [Member] | 5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital		(0.01%)	0.09%
Net Unrealized Appreciation/(Depreciation)		(47,455)	647,000
Long Contracts [Member] | 10 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital		(0.02%)	0.09%
Net Unrealized Appreciation/(Depreciation)		(111,109)	679,344
Long Contracts [Member] | 30 Year U.S. Treasury Bond [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital		(0.01%)	0.03%
Net Unrealized Appreciation/(Depreciation)		(40,844)	213,719
Long Contracts [Member] | Other Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital		0.42%	0.86%
Net Unrealized Appreciation/(Depreciation)		2,001,287	6,494,508
Long Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.02%
Net Unrealized Appreciation/(Depreciation)	68,860
Long Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.40%)	0.04%	(0.15%)
Net Unrealized Appreciation/(Depreciation)	(1,511,682)	182,574	(1,082,372)
Long Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.03%)	0.00%	(0.05%)
Net Unrealized Appreciation/(Depreciation)	(115,570)	14,300	(406,302)
Long Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.91%	0.67%	0.00%
Net Unrealized Appreciation/(Depreciation)	3,405,878	3,157,189	(36,565)
Long Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(1.68%)	(0.20%)	(0.14%)
Net Unrealized Appreciation/(Depreciation)	(6,337,949)	(949,561)	(1,033,705)
Short Contracts [Member] | Futures Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	1.32%	(0.66%)	0.03%
Net Unrealized Appreciation/(Depreciation)	4,989,261	(3,141,259)	259,938
Short Contracts [Member] | Energies [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.07%	(0.64%)	0.21%
Net Unrealized Appreciation/(Depreciation)	258,942	(3,030,038)	1,577,490
Short Contracts [Member] | Grains [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.28%	0.04%	(0.31%)
Net Unrealized Appreciation/(Depreciation)	1,077,221	224,946	(2,352,297)
Short Contracts [Member] | Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.26%)	0.01%	(0.01%)
Net Unrealized Appreciation/(Depreciation)	(988,099)	32,326	(76,759)
Short Contracts [Member] | 5 Year U.S. Treasury Note [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.00%
Net Unrealized Appreciation/(Depreciation)	5,000
Short Contracts [Member] | Other Interest Rates [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.26%)
Net Unrealized Appreciation/(Depreciation)	(993,099)
Short Contracts [Member] | Livestock [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	(0.02%)	0.00%	0.00%
Net Unrealized Appreciation/(Depreciation)	(90,360)	(11,590)	(24,710)
Short Contracts [Member] | Metals [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	1.15%	(0.19%)	0.05%
Net Unrealized Appreciation/(Depreciation)	4,330,620	(897,543)	377,431
Short Contracts [Member] | Softs [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.10%	0.14%	0.18%
Net Unrealized Appreciation/(Depreciation)	394,435	647,490	1,407,123
Short Contracts [Member] | Stock Indices [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	0.00%	(0.02%)	(0.09%)
Net Unrealized Appreciation/(Depreciation)	6,502	(106,850)	(648,340)
Short Contracts [Member] | Forward Currency Contracts [Member]
Summary of Investment Holdings [Line Items]
Net Unrealized Appreciation/(Depreciation) as a % of Trust Capital	1.47%	0.34%	0.72%
Net Unrealized Appreciation/(Depreciation)	$ 5,536,695	$ 1,600,283	$ 5,402,270